Note 10 – Notes Payable, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Note 10 – Notes Payable, Net

Note 10 – Notes Payable, Net

From time to time, the Company enters into secured promissory note agreements with various parties. The proceeds from these arrangements are used primarily to support the Company’s short-term trade finance operations and general working capital needs. The secured promissory notes are collateralized by advance receivables of the Company. The terms and conditions of each note may vary depending on the nature of the transaction and the counterparties involved.

As of September 30, 2025 and December 31, 2024, the total outstanding note payable was $36,400,527 and $32,229,267, respectively, which is net of unamortized debt issuance costs associated with the note amounting to $53,125 and $109,375, respectively.

Future minimum principal payments as at September 30, 2025 are as follows:

2025	$—
2026	35,400,527
2027	—
2028	1,000,000
2029	—
$36,400,527

Note 9 – Notes payable

On January 26, 2024, the Company entered into the additional secured promissory note with J&T Family Trust for additional commitment of $2,000,000 at a 14% effective interest rate.

On June 14, 2024, the Company entered into the renewal of secured promissory note with J&T Family Trust which provided (i) for additional commitments with an aggregate principal amount of $5,000,000 (ii) extended the maturity date of the notes to July 1, 2026, and (iii) increased the interest rate from 14% to 15% for all the outstanding LIRO group promissory notes. The Company incurred debt issuance cost of $150,000 by issuing common stock of 600,000 shares at $0.25 per share. The debt issuance cost has been recorded as a direct reduction against the notes and amortized over the life of the associated note as a component of interest expense.

The Company plans to use these proceeds for short-term trade finance business and working capital.

The Company received additional funds from other investors of $175,000.

As of December 31, 2024 and 2023, the total outstanding note principal were $32,338,642 and $25,163,642, respectively, and the unamortized debt issuance costs associated with the note were $109,375 and $0, respectively. Future minimum principal payments are $3,509,419 for 2025 and $28,829,223 for 2026.